                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  12/31/04
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     2/11/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   226,679,412
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 12/31/04

------------------------------------------------------------------------------------------------------------------------------------
      Column 1                 Column 2        Column 3     Column 4            Column 5            Column 6         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting authority
      Name of                                                Value     Shrs or                     Investment  ---------------------
      Issuer                 Title of class      CUSIP      (x$1000)   prn amt   SH/PRN  Put/Call  discretion   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                ETF         78462F103    $20,235    167,410                        SOLE    167,410
General Electric Co           COMMON STOCK     369604103     $8,929    244,636                        SOLE    244,636
DIAMONDS Trust Series I            ETF         252787106     $7,225     67,200                        SOLE     67,200
Exxon Mobil Corp              COMMON STOCK     30231G102     $6,686    130,430                        SOLE    130,430
Citigroup Inc                 COMMON STOCK     172967101     $6,487    134,651                        SOLE    134,651
International Business
Machines Corp                 COMMON STOCK     459200101     $5,999     60,852                        SOLE     60,852
eBay Inc                      COMMON STOCK     278642103     $4,814     41,375                        SOLE     41,375
Altria Group Inc              COMMON STOCK     02209S103     $4,607     75,400                        SOLE     75,400
Google Inc                    COMMON STOCK     38259P508     $4,473     23,200                        SOLE     23,200
Dell Inc                      COMMON STOCK     24702R101     $4,410    104,650                        SOLE    104,650
American Express Co           COMMON STOCK     025816109     $4,328     76,775                        SOLE     76,775
American International
 Group Inc                    COMMON STOCK     026874107     $4,315     65,714                        SOLE     65,714
Wal-Mart Stores Inc           COMMON STOCK     931142103     $4,286     81,140                        SOLE     81,140
Microsoft Corp                COMMON STOCK     594918104     $4,274    159,940                        SOLE    159,940
Berkshire Hathaway Inc        COMMON STOCK     084670108     $4,131         47                        SOLE         47
Bank of America Corp          COMMON STOCK     060505104     $4,101     87,266                        SOLE     87,266
3M Co                         COMMON STOCK     88579Y101     $3,984     48,550                        SOLE     48,550
ChevronTexaco Corp            COMMON STOCK     166764100     $3,782     72,016                        SOLE     72,016
Rydex S&P Equal Weight ETF         ETF         78355W106     $3,748     24,000                        SOLE     24,000
Tyco International Ltd        COMMON STOCK     902124106     $3,313     92,700                        SOLE     92,700
Goldman Sachs Group Inc       COMMON STOCK     38141G104     $3,308     31,800                        SOLE     31,800
Johnson & Johnson             COMMON STOCK     478160104     $3,047     48,050                        SOLE     48,050
Yahoo! Inc                    COMMON STOCK     984332106     $2,971     78,850                        SOLE     78,850
United Technologies Corp      COMMON STOCK     913017109     $2,868     27,750                        SOLE     27,750
Pfizer Inc                    COMMON STOCK     717081103     $2,630     97,797                        SOLE     97,797
Progressive Corp/The          COMMON STOCK     743315103     $2,566     30,250                        SOLE     30,250
Procter & Gamble Co           COMMON STOCK     742718109     $2,476     44,950                        SOLE     44,950
Caterpillar Inc               COMMON STOCK     149123101     $2,428     24,900                        SOLE     24,900
Merrill Lynch & Co Inc        COMMON STOCK     590188108     $2,319     38,800                        SOLE     38,800
Consolidated Edison Inc       COMMON STOCK     209115104     $2,264     51,750                        SOLE     51,750
Washington Post Co/The        COMMON STOCK     939640108     $2,261      2,300                        SOLE      2,300
Morgan Stanley                COMMON STOCK     617446448     $2,090     37,650                        SOLE     37,650
Intel Corp                    COMMON STOCK     458140100     $2,023     86,500                        SOLE     86,500
FedEx Corp                    COMMON STOCK     31428X106     $2,017     20,475                        SOLE     20,475
iShares Lehman Treasury
Inflation Protected
 Securities Fund                   ETF         464287176     $2,016     19,050                        SOLE     19,050
Bear Stearns Cos Inc/The      COMMON STOCK     073902108     $1,944     19,000                        SOLE     19,000
Eli Lilly & Co                COMMON STOCK     532457108     $1,932     34,050                        SOLE     34,050
Cisco Systems Inc             COMMON STOCK     17275R102     $1,905     98,577                        SOLE     98,577
Countrywide Financial Corp    COMMON STOCK     222372104     $1,745     47,150                        SOLE     47,150
Amgen Inc                     COMMON STOCK     031162100     $1,731     26,988                        SOLE     26,988
Fannie Mae                    COMMON STOCK     313586109     $1,709     24,000                        SOLE     24,000
People's Bank/Bridgeport CT   COMMON STOCK     710198102     $1,651     42,462                        SOLE     42,462
Dow Chemical Co/The           COMMON STOCK     260543103     $1,594     32,200                        SOLE     32,200
UST Inc                       COMMON STOCK     902911106     $1,527     31,750                        SOLE     31,750
Apple Computer Inc            COMMON STOCK     037833100     $1,523     23,650                        SOLE     23,650
Amazon.Com Inc                COMMON STOCK     023135106     $1,513     34,150                        SOLE     34,150
NVR Inc                       COMMON STOCK     62944T105     $1,500      1,950                        SOLE      1,950
Qualcomm Inc                  COMMON STOCK     747525103     $1,490     35,150                        SOLE     35,150
SBC Communications Inc        COMMON STOCK     78387G103     $1,471     57,100                        SOLE     57,100
iShares Lehman 7-10 Year
Treasury Bond Fund                 ETF         464287440     $1,329     15,650                        SOLE     15,650
International Paper Co        COMMON STOCK     460146103     $1,218     29,000                        SOLE     29,000
JPMorgan Chase & Co           COMMON STOCK     46625H100     $1,215     31,142                        SOLE     31,142
Deere & Co                    COMMON STOCK     244199105     $1,198     16,100                        SOLE     16,100

            Form 13F Information Table - Birinyi Associates 12/31/04

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      Column 1                 Column 2        Column 3     Column 4            Column 5            Column 6         Column 8
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                                                                                                                 Voting authority
      Name of                                                Value     Shrs or                     Investment  ---------------------
      Issuer                 Title of class      CUSIP      (x$1000)   prn amt   SH/PRN  Put/Call  discretion   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc         COMMON STOCK     882508104     $1,190     48,350                        SOLE     48,350
Verizon Communications Inc    COMMON STOCK     92343V104     $1,130     27,900                        SOLE     27,900
Best Buy Co Inc               COMMON STOCK     086516101     $1,040     17,500                        SOLE     17,500
Home Depot Inc                COMMON STOCK     437076102     $1,015     23,750                        SOLE     23,750
Lehman Brothers Holdings Inc  COMMON STOCK     524908100       $997     11,400                        SOLE     11,400
Research In Motion Ltd        COMMON STOCK     760975102       $993     12,050                        SOLE     12,050
Schlumberger Ltd              COMMON STOCK     806857108       $991     14,800                        SOLE     14,800
Boeing Co                     COMMON STOCK     097023105       $958     18,500                        SOLE     18,500
Coca-Cola Co/The              COMMON STOCK     191216100       $916     22,000                        SOLE     22,000
Abbott Laboratories           COMMON STOCK     002824100       $759     16,270                        SOLE     16,270
Unilever NV                        ADR         904784709       $754     11,300                        SOLE     11,300
SAN Juan Basin Royalty TR     Royalty Trust    798241105       $729     24,750                        SOLE     24,750
Gannett Co Inc                COMMON STOCK     364730101       $707      8,650                        SOLE      8,650
DR Horton Inc                 COMMON STOCK     23331A109       $675     16,750                        SOLE     16,750
Vornado Realty Trust              REIT         929042109       $598      7,850                        SOLE      7,850
Marsh & McLennan Cos Inc      COMMON STOCK     571748102       $576     17,500                        SOLE     17,500
Wells Fargo & Co              COMMON STOCK     949746101       $559      9,000                        SOLE      9,000
Peoples Energy Corp           COMMON STOCK     711030106       $516     11,750                        SOLE     11,750
Kohl's Corp                   COMMON STOCK     500255104       $509     10,350                        SOLE     10,350
Kmart Holding Corp            COMMON STOCK     498780105       $495      5,000                        SOLE      5,000
Gallaher Group Plc                 ADR         363595109       $486      8,000                        SOLE      8,000
ConocoPhillips                COMMON STOCK     20825C104       $434      5,000                        SOLE      5,000
Capital One Financial Corp    COMMON STOCK     14040H105       $421      5,000                        SOLE      5,000
Zimmer Holdings Inc           COMMON STOCK     98956P102       $405      5,050                        SOLE      5,050
Alliance Capital Management
Holding LP                     PARTNERSHIP     01855A101       $378      9,000                        SOLE      9,000
BP PLC                             ADR         055622104       $369      6,312                        SOLE      6,312
Campbell Soup Co              COMMON STOCK     134429109       $356     11,900                        SOLE     11,900
Cendant Corp                  COMMON STOCK     151313103       $340     15,250                        SOLE     15,250
Harley-Davidson Inc           COMMON STOCK     412822108       $334      5,500                        SOLE      5,500
McDonald's Corp               COMMON STOCK     580135101       $330     10,300                        SOLE     10,300
New Century Financial Corp        REIT         6435EV108       $320      5,000                        SOLE      5,000
Taser International Inc       COMMON STOCK     87651B104       $317     10,000                        SOLE     10,000
Las Vegas Sands Corp          COMMON STOCK     517834107       $312      6,500                        SOLE      6,500
Berkshire Hathaway Inc        COMMON STOCK     084670207       $311        106                        SOLE        106
Brandywine Realty Trust           REIT         105368203       $300     10,200                        SOLE     10,200
Seaboard Corp                 COMMON STOCK     811543107       $299        300                        SOLE        300
PepsiCo Inc                   COMMON STOCK     713448108       $287      5,500                        SOLE      5,500
Rayonier Inc                  COMMON STOCK     754907103       $284      5,800                        SOLE      5,800
Bristol-Myers Squibb Co       COMMON STOCK     110122108       $272     10,600                        SOLE     10,600
Affiliated Computer Services
Inc                           COMMON STOCK     008190100       $241      4,000                        SOLE      4,000
iShares MSCI EAFE Index Fund       ETF         464287465       $240      1,500                        SOLE      1,500
Nordstrom Inc                 COMMON STOCK     655664100       $234      5,000                        SOLE      5,000
Kellogg Co                    COMMON STOCK     487836108       $223      5,000                        SOLE      5,000
Telefonica SA                      ADR         879382208       $223      3,939                        SOLE      3,939
Walt Disney Co                COMMON STOCK     254687106       $222      8,000                        SOLE      8,000
Avon Products Inc             COMMON STOCK     054303102       $207      5,350                        SOLE      5,350
International Game
 Technology                   COMMON STOCK     459902102       $206      6,000                        SOLE      6,000
Guidant Corp                  COMMON STOCK     401698105       $206      2,861                        SOLE      2,861
Apache Corp                   COMMON STOCK     037411105       $202      4,000                        SOLE      4,000
Immunomedics Inc              COMMON STOCK     452907108        $61     20,000                        SOLE     20,000
Motorola Inc                  COMMON STOCK     620076109       $181     10,500                        SOLE     10,500
Neomedia Technologies Inc     COMMON STOCK     640505103         $3     10,000                        SOLE     10,000
Government of Canada 121/24       Bond         016410357       $400    400,000                        SOLE    400,000
Procter & Gamble 4% 4/30/05       Bond         014434143       $250    250,000                        SOLE    250,000